Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Spirit Realty, L.P.
Document Information [Line Items]
Entity Registrant Name	SPIRIT REALTY, L.P.